Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statement of Comprehensive Income
Product Sales	$ 5,030	$ 4,940	$ 10,015	$ 9,783
Externalisation Revenue	125	111	318	673
Total Revenue	5,155	5,051	10,333	10,456
Cost of sales	(1,012)	(950)	(2,146)	(1,844)
Gross profit	4,143	4,101	8,187	8,612
Distribution costs	(84)	(72)	(165)	(149)
Research and development expense	(1,362)	(1,349)	(2,641)	(2,802)
Selling, general and administrative costs	(2,551)	(2,358)	(5,008)	(4,658)
Other operating income & expense	617	603	1,086	839
Operating profit	763	925	1,459	1,842
Finance income	43	28	78	39
Finance expense	(375)	(448)	(718)	(781)
Share of after tax losses in associates and joint ventures	(19)	(13)	(33)	(26)
Profit before tax	412	492	786	1,074
Taxation	(93)	(46)	(151)	(116)
Profit for the period	319	446	635	958
Other comprehensive income:
Remeasurement of the defined benefit pension liability	160	(272)	187	(271)
Fair value movements on equity investments	38		156
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	(1)		(2)
Tax on items that will not be reclassified to profit or loss	(40)	72	(67)	71
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	157	(200)	274	(200)
Foreign exchange arising on consolidation	(451)	223	(284)	377
Foreign exchange arising on designating borrowings in net investment hedges	(417)	283	(516)	383
Fair value movements on cash flow hedges	(117)	120	(16)	127
Fair value movements on cash flow hedges transferred to profit or loss	149	(161)	69	(200)
Fair value movements on derivatives designated in net investment hedges	44	(5)	(2)	(35)
Amortisation of loss on cash flow hedge	0	1	0	1
Fair value movements on equity investments	0	56	0	(94)
Tax on items that may be reclassified subsequently to profit or loss	35	(94)	55	(70)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(757)	423	(694)	489
Other comprehensive (loss) / income for the period, net of tax	(600)	223	(420)	289
Total comprehensive income for the period	(281)	669	215	1,247
Owners of the Parent	350	477	690	1,014
Non-controlling interests	(31)	(31)	(55)	(56)
Total comprehensive income attributable to:
Owners of the Parent	(250)	700	270	1,303
Non-controlling interests	(31)	(31)	(55)	(56)
Total comprehensive income for the period	$ (281)	$ 669	$ 215	$ 1,247
Basic earnings loss per (in dollars per share)	$ 0.27	$ 0.38	$ 0.54	$ 0.80
Diluted earnings loss per Share (in dollars per share)	$ 0.27	$ 0.38	$ 0.54	$ 0.80
Weighted average number of Ordinary Shares in issue for basic earnings	1,267	1,266	1,267	1,266
Diluted weighted average number of Ordinary Shares in issue (millions)	1,267	1,267	1,267	1,266